Annual Fund Operating Expenses (Total Bond Market Trust A)	12 Months Ended
May 01, 2011
Series I, Total Bond Market Trust A
Operating Expenses:
Share Class	Series I
Management fee	0.47%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.02%
Total fund operating expenses	0.54%
Series II, Total Bond Market Trust A
Operating Expenses:
Share Class	Series II
Management fee	0.47%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.02%
Total fund operating expenses	0.74%
Series NAV, Total Bond Market Trust A
Operating Expenses:
Share Class	Series NAV
Management fee	0.47%
Distribution and service (12b-1) fees	none
Other Expenses	0.02%
Total fund operating expenses	0.49%